Equity - Non-controlling interest CABPI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-current assets	€ 23,793	€ 24,462
Current assets	6,079	6,638
Non-current liabilities	(13,984)	(13,966)
Current liabilities	(7,585)	(8,149)
Revenue	20,901	20,438	€ 18,302
Profit after taxes	1,979	1,444	1,669
Other comprehensive income	(733)	(33)	(306)
Comprehensive income for the period	1,246	1,411	1,363
Comprehensive (loss)/ income attributable to non-controlling interests	(28)	26	0
Net cash flows from operating activities	2,953	3,061	2,806
Net cash flows used in investing activities	(632)	(1,957)	(937)
Net cash flows used in financing activities	(2,890)	(973)	(1,822)
Net change in cash and cash equivalents	€ (569)	€ 131	€ 47
Coca-Cola Europacific Aboitiz Philippines, Inc. | Aboitiz Equity Ventures Inc. (AEV)
Disclosure of subsidiaries [line items]
NCI percentage	40.00%	40.00%
Non-current assets	€ 1,859	€ 2,007
Current assets	430	464
Non-current liabilities	(526)	(621)
Current liabilities	(592)	(614)
Net assets	1,171	1,236
Net assets attributable to non-controlling interest	468	494
Revenue	1,890	1,652
Profit after taxes	93	64
Other comprehensive income	(162)	1
Comprehensive income for the period	(69)	65
Comprehensive (loss)/ income attributable to non-controlling interests	(28)	26
Net cash flows from operating activities	210	204
Net cash flows used in investing activities	(184)	(1,694)
Net cash flows used in financing activities	(40)	1,521
Net change in cash and cash equivalents	€ (14)	€ 31